SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Operating Income by Segment
	Year ended December 31, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$40,906	$42,774	$85,234	$9,101	$-	$178,015
Revenues internal	497	1,674	-	-	(2,171)	-

Cost of revenues	28,608	33,174	69,628	4,828	(2,321)	133,917
Gross profit	12,795	11,274	15,606	4,273	150	44,098

Research and development	673	663	-	48	-	1,384
Selling and marketing	2,361	2,112	3,520	583	-	8,576
General and administrative	4,845	3,557	6,460	868	-	15,730
Other segment expenses (income)*	-	-	(404)	-	-	(404)

Operating income	$4,916	$4,942	$6,030	$2,774	$150	18,812

Financial expenses, net						(1,335)

Income before provision for income taxes						$17,477

	Year ended December 31, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$36,466	$40,783	$67,475	$7,392	$-	$152,116
Revenues internal	-	3,080	-	-	(3,080)	-

Cost of revenues	24,965	35,978	56,798	4,823	(3,462)	119,102
Gross profit	11,501	7,885	10,677	2,569	382	33,014

Research and development	481	582	-	185	-	1,248
Selling and marketing	2,300	2,039	2,968	439	-	7,746
General and administrative	3,291	3,271	4,880	459	-	11,901
Other segment expenses (income)*	-	5	* (388)	(415)	415	(383)

Operating income	$5,429	$1,988	$3,217	$1,901	$(33)	12,502

Financial expenses, net						(1,949)

Income before provision for income taxes						$10,553

*Gain profit from fixed asset sales

	Year ended December 31, 2023
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$27,555	$28,625	$50,760	$6,854	$-	$113,794
Revenues internal	-	4,370	-	-	(4,370)	-

Cost of revenues	20,193	30,176	41,788	4,110	(4,941)	91,326
Gross profit	7,362	2,819	8,972	2,744	571	22,468

Research and development	159	177	268	111	-	715
Selling and marketing	1,618	1,539	2,040	326	-	5,523
General and administrative	2,772	3,436	3,555	825	-	10,588
Other segment expenses (income)	9	(3)	*(439)	(423)	423	(433)

Operating income	$2,804	$(2,330)	$3,548	$1,905	$148	6,075

Financial expenses, net						(1,330)

Income before provision for income taxes						$4,745

*Gain profit from fixed asset sales

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
	Year ended December 31, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$78,541	$45,305	$93,473	$10,321	$(911)	$226,729
Depreciation and amortization	905	1,107	2,894	356	(161)	5,101
Expenditure for segment assets	3,179	839	7,180	225	-	11,423

	Year ended December 31, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$33,726	$40,698	$80,014	$10,182	(1,258)	$163,362
Depreciation and amortization	642	1,040	3,412	388	(27)	5,455
Expenditure for segment assets	1,972	1,124	1,347	683	-	5,126